Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Agreement
Current	$ 22,152	$ 3,840
Non-current	345,328	136,320
Long-term debt, gross	367,480	140,160
Less: unamortized debt issuance costs	(6,852)	(3,041)
Long-term debt, net	$ 360,628	$ 137,119